SCHEDULE OF RECLASSIFICATION OF CONSOLIDATED STATEMENT OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Research	$ (6,337,698)	$ (1,609,558)	[1]	$ (348,347)	[1]
Operating expenses	(6,849,502)	(4,608,008)	[1]	(3,017,859)	[1]
Total operating expenses	(13,187,200)	(6,217,566)	[1]	(3,366,206)	[1]
Comprehensive loss	$ (13,712,700)	(6,268,197)	[1]	(3,007,142)	[1]
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Research		(1,301,178)		(173,821)
Operating expenses		(4,916,388)		(3,192,358)
Total operating expenses		(6,217,566)		(3,366,206)
Comprehensive loss		(6,268,197)		(3,007,142)
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Research		(308,380)		(174,526)
Operating expenses		308,380		174,526
Total operating expenses
Comprehensive loss

[1]	Refer to Note 2A and 18A